TAXES PAYABLE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
SCHEDULE OF TAXES PAYABLE	Taxes payable consisted of the following:
	As of
	June 30,	December 31,
	2025	2024
Income tax payable	$447,867	$269,809
Other tax payable	157,263	113,910
Total tax payable	$605,130	$383,719

As of December 31, 2024 and 2023, taxes payable consisted of the following:

	As of
	December 31,	December 31,
	2024	2023
Income tax payable	$269,809	$1,686,790
Other tax payable	113,910	685,856
Total tax payable	$383,719	$2,372,646